ORGANIZATION AND DESCRIPTION OF BUSINESS (Tables)	12 Months Ended
Sep. 30, 2023
Gansu QLS
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Schedule of subsidiaries

	Ownership as of	Ownership as of
	September 30,	September 30,
	2023	2022
Moshangfa (Gansu) Fertilizer Industry Co., Ltd (formerly Jiuquan Qiming Biotechnology Co., Ltd, “Moshangfa”)	100%	100%
Chengdu Qilianshan Biotechnology Co., Ltd (“Chengdu QLS”)	79.71%	79.51%
Jiuquan Ahan Biotechnology Co., Ltd. (“Ahan”)	100%	100%
Tibet Samen Trading Co., Ltd (“Samen”) (1)	—%	100%
Tibet Cangmen Trading Co., Ltd (“Cangmen”)	100%	100%
Rugao Tianlu Animal Products Co., Ltd (“Rugao”)	79.71%	79.51%
Chongqing Shengfu Biological Technology Co., Ltd (“Chongqing”)	79.71%	79.51%

(1)Samen was dissolved in June 2023, the business of which continues via the operation of the Company’s other subsidiaries.